Summary of Status of Outstanding Warrants (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Oct. 07, 2011	Dec. 31, 2011 08/19/11	Dec. 31, 2011 09/01/11	Dec. 31, 2011 09/23/11	Dec. 31, 2011 09/28/11	Dec. 31, 2011 10/17/11	Dec. 31, 2011 10/20/11	Dec. 31, 2011 11/08/11	Dec. 31, 2011 11/22/11	Dec. 31, 2011 12/07/11	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Sep. 30, 2012 EC and WS Family Trust 08/19/11	Sep. 30, 2012 EC and WS Family Trust 09/01/11	Sep. 30, 2012 EC and WS Family Trust 09/23/11	Sep. 30, 2012 EC and WS Family Trust 09/28/11	Sep. 30, 2012 EC and WS Family Trust 10/17/11	Sep. 30, 2012 EC and WS Family Trust 10/20/11	Sep. 30, 2012 EC and WS Family Trust 11/08/11	Sep. 30, 2012 EC and WS Family Trust 11/22/11	Sep. 30, 2012 EC and WS Family Trust 12/07/11	Sep. 30, 2012 EC and WS Family Trust 01/04/12	Sep. 30, 2012 EC and WS Family Trust 01/18/12	Sep. 30, 2012 EC and WS Family Trust 01/19/12	Sep. 30, 2012 EC and WS Family Trust 01/31/12	Sep. 30, 2012 EC and WS Family Trust 02/01/12	Sep. 30, 2012 EC and WS Family Trust 02/15/12	Sep. 30, 2012 EC and WS Family Trust 02/29/12	Sep. 30, 2012 EC and WS Family Trust 03/15/12	Sep. 30, 2012 EC and WS Family Trust 03/28/12	Sep. 30, 2012 EC and WS Family Trust 06/27/12	Sep. 30, 2012 EC and WS Family Trust 07/05/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable One 06/22/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable Two 06/22/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable Three 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Four 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Five 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Six 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Seven 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Eight 06/22/12	Sep. 30, 2012 Fred Sahakian 09/26/12	Sep. 30, 2012 AFH Holding and Advisory, LLC 09/26/12
Class of Warrant or Right [Line Items]
Number of Warrants	3,487,946	338,225		43,568	23,237	15,104	58,091	50,296	36,982	35,503	41,420	34,024											43,568	23,237	15,104	58,091	50,296	36,982	35,503	41,420	34,024	8,876	7,396	29,586	59,172	73,964	59,172	71,006	22,189	44,379	220,000	95,000	250,000	100,000	200,000	150,000	110,000	220,000	190,000	175,000	25,000	1,038,981
Exercise Price			3.38										3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Expiration Date																							2016-08-09	2016-09-01	2016-09-23	2016-09-28	2016-10-17	2016-10-20	2016-11-08	2016-11-22	2016-12-07	2017-01-04	2017-01-18	2017-01-19	2017-01-31	2017-02-01	2017-02-15	2017-03-01	2017-03-15	2017-03-28	2017-06-27	2017-07-05	2017-04-11	2017-04-19	2017-04-26	2017-05-02	2017-05-10	2017-05-24	2017-05-25	2017-06-13	2017-09-26	2017-09-26
Note Amount				$ 150,000	$ 80,000	$ 52,000	$ 200,000	$ 170,000	$ 125,000	$ 120,000	$ 140,000	$ 115,000
Interest Rate				3.95	3.95	3.95	3.95	3.95	3.95	3.95	3.95	3.95
Value Of Warrant		591,702		76,220	40,651	26,423	101,627	87,989	64,698	62,110	72,462	59,522
Discounted Note Value		$ 560,298		$ 73,780	$ 39,349	$ 25,577	$ 98,373	$ 82,011	$ 60,302	$ 57,890	$ 67,538	$ 55,478